Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	£ 875	£ 500
Interest payable	524	460
Borrowings	43,139	39,658
Borrowings subject to fair value hedges, Increase in amortised cost	(355)	101
Undrawn committed borrowing facilities	7,828	7,850
Fair value, accrued interest and other	84	11
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,413	3,992
Undrawn committed borrowing facilities	4,828	4,850
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,013	4,090
Undrawn committed borrowing facilities	350	150
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,077	2,739
Undrawn committed borrowing facilities	2,500	2,850
2024 and thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,406	3,853
Undrawn committed borrowing facilities	150
Property, Plant and Equipment, Inventory and Receivables
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	9	10
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	37,170	40,557
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	35,440	38,683
At Fair Value | Discounted Cash Flow | Level 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,730	1,874
Borrowings subject to fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	9,223	9,197
Bilateral facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	875	500
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Increase in lease liabilities	218	147
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Increase in current investments held at fair value	£ (22)	£ (7)